Employee Benefit Plans (Plans with PBO/APBO in excess of Plan assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Defined benefit pension plans
Plans with PBO/APBO in Excess of Plan Assets
PBO/APBO	$ 2,797	$ 2,623
Fair value of plan assets	2,557	2,264
Funded Status	(240)	(359)
Non-pension Benefit Plans
Plans with PBO/APBO in Excess of Plan Assets
PBO/APBO	323	318
Fair value of plan assets	7	6
Funded Status	$ (316)	$ (312)